Property, Plant and Equipment	12 Months Ended
May 31, 2012
Property, Plant and Equipment:
Property, Plant and Equipment

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of the balance sheet dates are summarized as follows:

	2012	2011
At cost:
Computer and software	$553,680	$553,328
Telecommunication equipment	4,895,607	4,784,536
Furniture, fixtures and equipment	213,144	219,869
Motor vehicles	32,516	31,800
Leasehold improvement	33,912	29,907
	5,728,859	5,619,440

Less: Accumulated depreciation	(3,361,539)	(2,682,461)
Property, plant and equipment, net	$2,367,320	$2,936,979

Depreciation expense for the years ended May 31, 2012 and 2011 amounted to $647,538 and $491,442, respectively.